SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY - STATEMENTS OF COMPREHENSIVE INCOME (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating costs and expenses:
General and administrative expenses	¥ 1,259	$ 193	¥ 1,061	¥ 851
Total operating costs and expenses	11,925	1,827	9,236	7,945
Loss from operations	(1,686)	(257)	2,108	2,344
Interest income	119	18	160	148
Interest expense	(533)	(82)	(315)	(244)
Foreign exchange gain (loss)	175	27	(35)	(144)
Other income, net	(89)	(14)	331	203
Unrealized (loss) gain from fair value changes of equity securities	(265)	(42)	316	(914)
Net income (loss) attributable to Huazhu Group Limited	(2,192)	(336)	1,769	716
Other comprehensive income
Loss / Gain arising from defined benefit plan, net of tax	27	4
Foreign currency translation adjustments, net of tax of nil for 2018, 2019 and 2020, respectively	203	31	(7)	(169)
Comprehensive income (loss) attributable to Huazhu Group Limited	(2,016)	(309)	1,762	547
Parent Company
Operating costs and expenses:
General and administrative expenses	155	24	115	89
Total operating costs and expenses	155	24	115	89
Loss from operations	(155)	(24)	(115)	(89)
Interest income	2	0	10	1
Interest expense	154	24	201	198
Foreign exchange gain (loss)	(8)	(1)	5	17
Other income, net	32	5	30	50
Unrealized (loss) gain from fair value changes of equity securities	(10)	(1)	(27)	(45)
Income in investment in subsidiaries	(1,899)	(291)	2,067	980
Net income (loss) attributable to Huazhu Group Limited	(2,192)	(336)	1,769	716
Other comprehensive income
Foreign currency translation adjustments, net of tax of nil for 2018, 2019 and 2020, respectively	176	27	(7)	(169)
Comprehensive income (loss) attributable to Huazhu Group Limited	¥ (2,016)	$ (309)	¥ 1,762	¥ 547